Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 416	$ 518
Provision for credit losses
Model changes	(11)	(11)
Originations	159	113
Maturities	(32)	(54)
Changes in risk, parameters and exposures	(89)	(91)
Write-offs	(38)	(37)
Recoveries	14	10
Exchange rate and other	13	(32)
Balance at end of period	432	416
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	186	206
Provision for credit losses
Model changes	(21)	(6)
Transfers to Stage 1	113	205
Transfers to Stage 2	(14)	(14)
Transfers to Stage 3	(2)	(2)
Originations	159	113
Maturities	(23)	(30)
Changes in risk, parameters and exposures	(167)	(284)
Exchange rate and other	4	(2)
Balance at end of period	235	186
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	92	160
Provision for credit losses
Model changes	10	(5)
Transfers to Stage 1	(98)	(182)
Transfers to Stage 2	23	18
Transfers to Stage 3	(25)	(44)
Maturities	(9)	(24)
Changes in risk, parameters and exposures	68	178
Exchange rate and other	4	(9)
Balance at end of period	65	92
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	138	152
Provision for credit losses
Transfers to Stage 1	(15)	(23)
Transfers to Stage 2	(9)	(4)
Transfers to Stage 3	27	46
Changes in risk, parameters and exposures	10	15
Write-offs	(38)	(37)
Recoveries	14	10
Exchange rate and other	5	(21)
Balance at end of period	$ 132	$ 138